Bonds Payable - Maturities (Details) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 CAD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable	$ 35,227	$ 35,538
Total debt	35,227	35,538
Bonds Payable.
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable		35,538	€ 24,580
Principal		36,145	€ 25,000		€ 25,000	$ 36,511
Interest	5,784
Total debt				$ 41,322
2023
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable		0
Interest	1,446
Total debt				1,446
2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable		0
Interest	1,446
Total debt				1,446
2025
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable		0
Interest	1,446
Total debt				1,446
2026
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bonds payable		$ 35,538
Interest	$ 1,446
Total debt				$ 36,984